Inventories (Tables)	6 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	March 31, 2025	September 30, 2024
Raw materials	$2,098,026	$2,060,514
Work-in-progress	1,468,139	1,745,523
Finished goods	888,900	1,367,421
Inventories	$4,455,065	$5,173,458